Supplement to the
Fidelity® Variable Insurance Products
Equity-Income Portfolio Initial Class, Service Class and Service Class 2
April 30, 2017
Prospectus

James Morrow no longer serves as lead portfolio manager of the fund. Ramona Persaud serves as lead portfolio manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Ramona Persaud (lead portfolio manager) has managed the fund since April 2017.

Adam Kramer (co-manager) has managed the fund since April 2011.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Ramona Persaud is lead portfolio manager of the fund, which she has managed since April 2017. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Persaud has worked as a research analyst and portfolio manager.

VIPEI-18-01 1.797988.109	January 18, 2018

Supplement to the
Fidelity® Variable Insurance Products
Equity-Income Portfolio Investor Class
April 30, 2017
Prospectus

James Morrow no longer serves as lead portfolio manager of the fund. Ramona Persaud serves as lead portfolio manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Ramona Persaud (lead portfolio manager) has managed the fund since April 2017.

Adam Kramer (co-manager) has managed the fund since April 2011.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Ramona Persaud is lead portfolio manager of the fund, which she has managed since April 2017. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Persaud has worked as a research analyst and portfolio manager.

VIPEI-INV-18-01 1.918636.104	January 18, 2018